Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 2,422,988	$ 1,614,933
Trade receivables	1,122,988	1,653,238
Other receivables	1,734,281	1,741,176
Due from related parties	388,129	5,714,741
Digital assets	14,901,321	30,441,133
Inventories	682,575	467,230
Prepaid expenses and other current assets	2,613,014	786,376
Total Current Assets	23,865,296	42,418,827
Property, plant and equipment, net	12,946,708	301,531
Operating lease right–of–use assets	2,315,726
Financial assets at fair value through profit or loss	1,396,266	1,381,666
Investments in joint venture	5,100,000	366
Goodwill	44,792,535	8,338,547
Intangible assets, net	9,763,092	11,913,096
Deferred tax asset		1,332
Other receivables	814,457	758,025
Due from related parties
Other non-current assets	35,941,961	35,941,961
Total Non-Current Assets	113,070,745	58,636,524
Total Assets	136,936,041	101,055,351
Current Liabilities
Trade payables	4,253,912	3,285,495
Accrued expenses and other current liabilities	3,564,543	2,066,930
Contract liabilities	3,886,345	1,731,378
Income tax payable	71,263	254,434
Due to related parties	7,009,162	4,001,091
Operating lease liabilities – current portion	234,169
Loans payable - current portion	8,577,774	229,815
Short term debt	25,000	40,000
Total Current Liabilities	27,622,168	11,609,143
Due to related parties	9,722,569	1,789
Operating lease liabilities –non current portion	2,066,167
Loans payable – non-current portion		10,033,989
Deferred tax liabilities	907,500
Total Non-Current Liabilities	12,696,236	10,035,778
Total Liabilities	40,318,404	21,644,921
Stockholders’ Equity
Share capital	238,695,979	166,301,870
Treasury shares	(4,346,764)
Reserves	(7,131,612)	(8,508,313)
Accumulated losses	(137,963,053)	(84,014,856)
Capital and reserves attributable to owners of Genius Group Limited	89,254,550	73,778,701
Non-controlling interest	7,363,087	5,631,729
Total Stockholders’ Equity	96,617,637	79,410,430
Total Liabilities and Stockholders’ Equity	$ 136,936,041	$ 101,055,351